Stock-Based Incentive Plans - Summary of Stock Options Granted and Outstanding (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range	$ 7.35	$ 7.35	$ 7.94	$ 8.29
Maximum [Member] | Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range	$ 17.49
Maximum [Member] | Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range		$ 17.49
Maximum [Member] | Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range			$ 17.49
Minimum [Member] | Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range	$ 2.85
Minimum [Member] | Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range		$ 2.85
Minimum [Member] | Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range			$ 3.09